UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21121
Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Large-Cap Core Portfolio (1)                                                                                                            as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 6.0%
General Dynamics Corp.	13,700	$876,526
Rockwell Collins, Inc.	13,000	732,550
United Technologies Corp.	15,400	892,738
		$2,501,814
Beverages — 2.8%
Coca-Cola Co. (The)	10,400	435,448
PepsiCo, Inc.	12,850	742,601
		$1,178,049
Biotechnology — 2.3%
Amgen, Inc. (2)	8,500	618,375
Biogen Idec, Inc. (2)	7,100	334,410
		$952,785
Capital Markets — 4.9%
Franklin Resources, Inc.	4,300	405,232
Goldman Sachs Group, Inc.	3,400	533,664
Merrill Lynch & Co., Inc.	8,400	661,584
State Street Corp.	7,000	423,010
		$2,023,490
Chemicals — 1.1%
Ecolab, Inc.	11,500	439,300
		$439,300
Commercial Banks — 2.4%
Anglo Irish Bank Corp. PLC (3)	29,000	476,773
Commerce Bancorp, Inc. (4)	14,200	520,430
		$997,203
Commercial Services & Supplies — 1.0%
Cintas Corp.	10,000	426,200
		$426,200
Communications Equipment — 5.0%
Cisco Systems, Inc. (2)	40,200	871,134
Corning, Inc. (2)	19,600	527,436
QUALCOMM, Inc.	13,400	678,174
		$2,076,744
Computer Peripherals — 1.5%
Seagate Technology (2)(4)	24,000	631,920
		$631,920
Consumer Finance — 1.6%
American Express Co.	12,300	646,365
		$646,365

Diversified Financial Services — 3.1%
Citigroup, Inc.	14,400	$680,112
Moody’s Corp.	8,400	600,264
		$1,280,376
Electrical Equipment — 1.7%
Emerson Electric Co.	8,600	719,218
		$719,218
Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc. (2)	17,000	638,350
		$638,350
Energy Equipment & Services — 2.2%
Halliburton Co.	6,700	489,234
Noble Corp. (3)	5,200	421,720
		$910,954
Food & Staples Retailing — 2.3%
Safeway, Inc.	22,000	552,640
Walgreen Co.	9,400	405,422
		$958,062
Food Products — 1.3%
Nestle SA (3)(4)	1,900	561,234
		$561,234
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	10,200	395,862
Medtronic, Inc.	12,700	644,525
Thoratec Corp. (2)	20,000	385,400
		$1,425,787
Health Care Providers & Services — 2.5%
Caremark Rx, Inc. (2)	9,700	477,046
WellPoint, Inc. (2)	7,500	580,725
		$1,057,771
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	8,300	393,171
Starwood Hotels & Resorts Worldwide, Inc. (4)	8,200	555,386
		$948,557
Household Products — 4.0%
Colgate-Palmolive Co.	13,500	770,850
Procter & Gamble Co.	15,468	891,266
		$1,662,116

2

Industrial Conglomerates — 2.9%
3M Co.	5,900	$446,571
General Electric Co.	21,900	761,682
		$1,208,253
Insurance — 3.5%
ACE, Ltd. (3)	9,100	473,291
American International Group, Inc.	7,000	462,630
St. Paul Travelers Cos, Inc. (The)	12,800	534,912
		$1,470,833
Internet Software & Services — 1.1%
Google, Inc., Class A (2)	1,200	468,000
		$468,000
IT Services — 2.6%
MoneyGram International, Inc.	15,900	488,448
Paychex, Inc.	14,000	583,240
		$1,071,688
Machinery — 1.1%
Danaher Corp.	7,500	476,625
		$476,625
Media — 6.7%
Clear Channel Outdoor Holdings, Inc., Class A (2)	20,000	469,000
Comcast Corp., Class A (2)	20,000	523,200
McGraw-Hill Cos., Inc., (The)	12,100	697,202
Time Warner, Inc.	32,700	549,033
Walt Disney Co., (The)	20,200	563,378
		$2,801,813
Metals & Mining — 3.1%
Alcoa, Inc.	14,000	427,840
Freeport-McMoRan Copper & Gold, Inc., Class B	6,800	406,436
Inco, Ltd. (2)(3)	9,100	453,999
		$1,288,275
Multiline Retail — 1.7%
Sears Holdings Corp. (2)	5,200	687,648
		$687,648
Oil, Gas & Consumable Fuels — 3.4%
BP PLC ADR	6,320	435,701
ConocoPhillips	6,500	410,475
Exxon Mobil Corp.	9,210	560,521
		$1,406,697
Pharmaceuticals — 6.0%
Abbott Laboratories	10,200	433,194
Endo Pharmaceuticals Holdings, Inc. (2)	13,800	452,778

3

Schering-Plough Corp.	25,700	$488,043
Teva Pharmaceuticals Industries Ltd. ADR	14,400	592,992
Wyeth Corp.	11,300	548,276
		$2,515,283
Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	10,600	405,874
Applied Materials, Inc.	24,700	432,497
Broadcom Corp., Class A (2)	11,550	498,498
Teradyne, Inc. (2)	31,000	480,810
Texas Instruments, Inc.	17,500	568,225
		$2,385,904
Software — 3.3%
Microsoft Corp.	34,420	936,568
Oracle Corp. (2)	32,500	444,925
		$1,381,493
Specialty Retail — 1.5%
Bed Bath and Beyond, Inc. (2)	15,900	610,560
		$610,560
Textiles, Apparel & Luxury Goods — 1.3%
Nike, Inc., Class B	6,600	561,660
		$561,660
Wireless Telecommunication Services — 1.2%
Sprint Nextel Corp.	20,000	516,800
		$516,800
Total Common Stocks (identified cost $33,629,025)		$40,887,827

Short-Term Investments — 6.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (5)	$2,045	$2,045,475
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	817	817,000
Total Short-Term Investments (at amortized cost, $2,862,475)		$2,862,475
Total Investments — 104.9% (identified cost $36,491,500)		$43,750,302
Other Assets, Less Liabilities — (4.9)%		$(2,026,206)
Net Assets — 100.0%		$41,724,096

4

ADR	—	American Depository Receipt
(1)		Effective May 1, 2006, Large-Cap Core Portfolio will change its name to Large-Cap Growth Portfolio.
(2)		Non-income producing security.
(3)		Foreign security.
(4)		All or a portion of these securities were on loan at March 31, 2006.
(5)

As of March 31, 2006, the Portfolio loaned securities having a market value of $1,986,620 and received $2,045,475 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,491,500
Gross unrealized appreciation	$7,550,891
Gross unrealized depreciation	(292,089)
Net unrealized appreciation	$7,258,802

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 23, 2006
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	May 23, 2006